Note 7 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7.       Transactions with Related Parties:

(a)
Pyramis Technical Co. S.A.: Pyramis Technical Co. S.A. is wholly owned by the father of the Company's Chief Executive Officer and has been responsible for the renovation of the Company's premises. From January 2006 up to December 31, 2013 Euro 3,741 or $4,937 has been paid and relative leasehold improvements with a carrying value of $493 are included in renovation works which are included in "Other fixed assets, net", that are separately presented in the accompanying consolidated balance sheets.

(b)
Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: On May 12, 2010, the Company's Board of Directors agreed to outsource all of the commercial and technical management of the Company's vessels to Central Mare Inc., or Central Mare, a related party controlled by the family of the Company's Chief Executive Officer. Since July 1, 2010 Central Mare has been performing all operational, technical and commercial functions relating to the chartering and operation of the Company vessels, pursuant to a letter agreement, or the Letter Agreement, concluded between Central Mare and the Company as well as management agreements concluded between Central Mare and the Company’s vessel-owning subsidiaries. Furthermore the letter agreement provided for the provision of services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations and information-system related services.

Pursuant to an amendment of the Letter Agreement on January 1, 2013, the Company paid a management fee of $250 US dollars per day per vessel up to June 30 2013 and $258 US dollars per day per vessel up to October 16 2013. That fee included all the above mentioned services. On October 16, 2013 the letter agreement was amended again and it now provides for a fixed monthly fee of $15 for the provision of all the above mentioned services, for the period when the Company doesn’t have any ships.

Also Central Mare will receive a chartering commission of 1.25% on all freight, hire and demurrage revenues; a commission of 1.00% of all gross sale proceeds or the purchase price paid for vessels; a commission of 0.2% on derivative agreements and loan financing or refinancing and a newbuilding supervision fee of Euro 437 or approximately $603 per newbuilding vessel. All the abovementioned commissions and fees will apply only in the case that the service is provided.

 Furthermore, if required, Central Mare will also handle and settle all claims arising out of its duties under the management agreements (other than insurance and salvage claims) in exchange for a fee of Euro 164 or approximately $226 US Dollars per person per eight-hour day. Finally legal fees for claims and general corporate services incurred by Central Mare on behalf of the Company will be reimbursed to Central Mare at cost.

This letter agreement had an initial term of five years after which it will continue to be in effect until terminated by either party subject to a twelve-month advance notice of termination.

Pursuant to the terms of the management agreement, all fees payable to Central Mare are adjusted upwards 3% per annum on each anniversary date of the agreement. Transactions with the Manager in Euros are settled on the basis of the EUR/USD on the invoice date.

On September 1, 2013 we entered into a termination agreement with Central Mare, whereby Central Mare agreed to provide us a 30% discount on the termination fees that were payable as per the shipmanagement agreements between Central Mare and the vessel owning subsidiaries of the six vessels we sold on October 16, 2013, due to early termination without 12 months notice. The termination fees due to Central Mare amounted to $846.

(c)
International Ship Management Inc. ("International"): on June 1, 2011, the Company decided to outsource all of the commercial and technical management of M/T Delos to International Ship Management Inc., or International, a related party controlled by the family of the Company's Chief Executive Officer, with terms similar to the ones between the Company and Central Mare. The management agreement ended in October 15, 2011 when the bareboat charter of the vessel with the Company was terminated. No termination fees were charged for the termination of the said agreement.

(d)
Central Mare Inc. ("Central Mare") – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers. These agreements were entered into in exchange for terminating prior agreements.

Under the terms of the agreement for the Company's Chief Executive Officer, the Company is obligated to pay an annual base salary, a minimum cash bonus and stock compensation of 50,000 common shares of the Company to be issued at the end of each calendar year (see Note 13).

The initial term of the agreement expires on August 31, 2014; however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Executive Vice President and Chairman, the Company is obligated to pay an annual base salary and additional incentive compensation as determined by the board of directors. The initial term of the agreement expired on August 31, 2011; however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Financial Officer, the Company is obligated to pay an annual base salary. The initial term of the agreement expired on August 31, 2012; however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Technical Officer, the Company is obligated to pay an annual base salary. The initial term of the agreement expired on August 31, 2011, however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term. In the event of a change of control the Chief Technical Officer is entitled to receive a cash payment equal to three years' annual base salary. In addition, our Chief Technical Officer is subject to non-competition and non-solicitation undertakings.

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary.

On July 1, 2012 the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were reduced as was the number of administrative employees provided.

As of December 31, 2013 the net amount due to Central Mare was $807 and is included in Due to related parties, which is separately presented in the accompanying consolidated balance sheets. The amount concerns $722 related to executive officers and other personnel expenses, $37 related to management fees, $46 related to management agreement termination and $1 related to commissions on sale and purchase of vessels.

The fees charged by Central Mare for the year ended December 31, 2012 and 2013 are as follows:

	Year Ended December 31,
	2011	2012	2013
Management Fees	$5,575	$2,345	$505	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	$1,760	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	-	Vessel operating expenses - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$39	-	$260	(Gain)/loss on sale of vessels - Statement of comprehensive income/ (loss)
Commission on charter hire agreements	$1,216	$275	$150	Voyage expenses - Statement of comprehensive income/ (loss)
Management agreement termination fees	$672	-	$846	Management fees related party - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998	$3,521

(e)
Sovereign Equity Line Transaction: On August 24, 2011, the Company entered into a Common Stock Purchase Agreement with Sovereign Holdings Inc. ("Sovereign"), which is controlled by the Company's Chief Executive Officer and President.  In this transaction, commonly known as an equity line, Sovereign committed to purchase up to $10,000 of the Company's common shares, to be drawn from time to time at the Company's request in multiples of $500 over the following 12 months ("the Sovereign Equity Line Transaction"). Shares purchased under the Common Stock Purchase Agreement are priced at the greater of (i) $0.45 per share and (ii) a per share price of 35% of the volume weighted average price of our common stock for the previous 12 trading days.  Also on August 24, 2011, the Company entered into a registration rights agreement with Sovereign, pursuant to which Sovereign has been granted certain demand registration rights with respect to the shares issued to Sovereign under the Common Stock Purchase Agreement.  In addition, on August 24, 2011, the Company entered into a lock-up agreement with Sovereign, pursuant to which Sovereign agreed not to sell shares acquired pursuant to the Common Stock Purchase Agreement for a period starting 12 months from each acquisition of such shares.

The Sovereign Equity Line Transaction was entered into to meet urgent short-term liquidity needs, especially the Company's debt service obligations. The discount at which the shares are sold under the equity line was evaluated in the context of the Company's urgent liquidity needs, the lack of alternatives available to the Company to raise capital due to unfavorable market conditions, the flexibility provided by the Sovereign transaction and the 12 month lock-up agreement that accompanied the transaction that made the shares illiquid for Sovereign.

The Board established a special committee composed of independent directors (the "Special Committee") to consider the Sovereign Equity Line Transaction and make a recommendation to the Board.  In the course of its deliberations, the Special Committee hired an independent investment bank which had never previously done any work for the Company or for Sovereign and obtained a fairness opinion from that investment bank.  On August 24, 2011, the Special Committee determined that the Sovereign Equity Line Transaction was fair to and in the Company's best interest and the best interests of its shareholders.  Upon the recommendation of the Special Committee, the Board approved the Sovereign Equity Line Transaction on August 24, 2011 and the Company entered into the Agreement on that date.

The Company drew down $2,000 under the Common Stock Purchase Agreement at a price of $0.7793 per share on September 1, 2011, and on October 19, 2011, the Company drew down $5,000 at a price of $0.45 per share.

Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings.

(f)
Central Shipping Monaco SAM: On September 21, 2011, the Company entered into a lease agreement for one year for the provision of office space in Monaco, effective from October 1, 2011 with Central Shipping Monaco SAM, a related party controlled by the family of the Company's Chief Executive Officer and President. This agreement was extended up to December 12, 2012 and then terminated. This termination did not result in any additional fees or costs.

(g)
Central Mare Inc. ("Central Mare") – Credit Facility: On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare for Euro 1,800 ($2,372 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The loan was fully repaid on October 22, 2013.

(h)
Shipping Financial Services Inc Credit Facility: On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($461 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The loan was fully repaid on October 24, 2013.